Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information (Unaudited) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 11 — QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

As further described in Note 2, the previously reported financial information for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023, have been restated. As part of the restatement, the Company recorded adjustments to correct the uncorrected misstatements in the impacted periods. The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented.

The following tables summarize the Company’s unaudited quarterly financial information for the impacted periods.

Incorporated herein is expanded disclosure of the restatements of the quarterly information for the three months ended March 30, 2023, three and six-months ended June 30, 2023, and three and nine-months ended September 30, 2023.

PLUM ACQUISITION CORP. I
CONDENSED CONSOLIDATED BALANCE SHEETS

	AS RESTATED
	3/31/2023	6/30/2023	9/30/2023
Assets
Cash and cash equivalents	97,811	20,880	92,722
Prepaid expense	102,980	52,885	27,550
Total current assets	200,791	73,765	120,272

Investments held in Trust Account	54,368,297	55,154,617	35,096,667
Total Assets	54,569,088	55,228,382	35,216,939

Liabilities, Redeemable Ordinary Shares and Stockholders’ Deficit
Accounts payable and accounts payable	3,584,797	3,853,954	3,976,694
Due to related party	265,000	331,826	258,966
Convertible promissory note – related party	1,000,000	1,000,000	1,000,000
Promissory Note – related party	250,000	250,000	250,000
Subscription liability, net of debt discount	251,880	467,274	1,060,112
Forward Purchase Agreement liability	633,205	—	—
Total current liabilities	5,984,882	5,903,054	6,545,772

Warrant liability	2,401,703	423,458	758,433
Total liabilities	8,386,585	6,326,512	7,304,205

Commitments and Contingencies
Class A Common Stock subject to possible redemption, 5,228,218, 5,228,218 and 3,255,593 shares at $10.40, $10.55 and $10.78 redemption value as of March 31, 2023, June 30, 2023 and September 30, 2023, respectively	54,368,296	55,154,617	35,096,667

Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	—	—	—
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 0, 0 and 799 shares issued and outstanding (excluding 5,228,218, 5,228,218 and 3,255,593 shares subject to possible redemption) as of March 31, 2023, June 30, 2023 and September 30, 2023, respectively.	—	—	799
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,980,409, 7,980,409 and 0 shares issued and outstanding as of March 31, 2023, June 30, 2023 and September 30, 2023.	799	799	—
Additional paid-in capital	7,531,767	6,912,413	6,319,277
Accumulated deficit	(15,718,359)	(13,165,959)	(13,504,009)
Total stockholders’ deficit	(8,185,793)	(6,252,747)	(7,183,933)

Total Liabilities, Redeemable Ordinary Shares and Stockholders’ Deficit	54,569,088	55,228,382	35,216,939

PLUM ACQUISITION CORP. I
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	AS RESTATED
	For the three months ended March 31, 2023	For the three months ended June 30, 2023	For the six months ended June 30, 2023	For the three months ended September 30, 2023	For the nine months ended September 30, 2023
Formation and operating costs	$1,153,282	$578,954	$1,732,236	$353,372	$2,085,609
Loss from operations	(1,153,282)	(578,954)	(1,732,236)	(353,372)	(2,085,609)

Other (expense) income:
Change in fair value of warrants liabilities	(2,022,486)	1,978,245	(44,241)	(334,975)	(379,216)
Change in fair value of Forward Purchase Agreement	(325,091)	633,205	308,114	—	308,114
Issuance of Forward Purchase Agreement	(308,114)	—	(308,114)	—	(308,114)
Reduction of deferred underwriter fee payable	328,474	—	328,474	—	328,474
Interest Expense – Debt Discount	(28,515)	(106,416)	(134,931)	(279,013)	(413,944)
Interest income – trust account	3,088,967	626,320	3,715,287	629,310	4,344,597
Total other (expense) income, net	733,235	3,131,354	3,864,589	15,322	3,879,911

Net (loss) income	$(420,047)	$2,552,400	$2,132,353	$(338,050)	$1,794,302

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	26,286,357	13,208,627	15,699,116	4,970,919	12,083,753
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.01)	$0.12	$0.09	$(0.03)	$0.09
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	—	—	—	1,474,641	526,181
Basic and diluted net income per ordinary share, Class A ordinary shares	—	—	—	$(0.03)	$0.09
Weighted average shares outstanding, Class B ordinary shares	7,980,409	7,980,409	7,980,409	6,505,768	7,454,228
Basic and diluted net income per ordinary share, Class B ordinary shares	$(0.01)	$0.12	$0.09	$(0.03)	$0.09

PLUM ACQUISITION CORP. I
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT

	Class A ordinary shares		Class B ordinary shares		Additional Paid-in Capital	Accumulated Deficit	Shareholders’ Deficit
	Shares	Amount	Shares	Amount
Balance as of December 31, 2022	—	$—	7,980,409	$799	$—	$(15,298,312)	$(15,297,513)
Reduction of deferred underwriter fees					10,844,098		10,844,098
Accretion of Class A ordinary shares to redemption value					(3,568,966)	—	(3,568,966)
Issuance of subscription shares					256,635		256,635
Net loss						(420,047)	(420,047)
Balance as of March 31, 2023 (As Restated)	—	$—	7,980,409	$799	$7,531,767	$(15,718,359)	$(8,185,793)
Accretion of Class A ordinary shares to redemption value					(786,320)	—	(786,320)
Issuance of subscription shares					166,966		166,966
Net Income						2,552,400	2,552,400
Balance as of June 30, 2023 (As Restated)	—	$—	7,980,409	$799	$6,912,413	$(13,165,959)	$(6,252,747)
Conversion of class B shares to Class A shares	7,980,409	799	(7,980,409)	(799)			—
Accretion of Class A ordinary shares to redemption value					(1,084,311)	—	(1,084,311)
Issuance of subscription shares					491,175		491,175
Net loss						(338,050)	(338,050)
Balance as of September 30, 2023 (As Restated)	7,980,409	$799	—	$—	$6,319,277	$(13,504,009)	$(7,183,933)

PLUM ACQUISITION CORP. I
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	AS RESTATED
	For the three months ended March 31, 2023	For the six months ended June 30, 2023	For the nine months ended September 30, 2023
Cash flows from Operating Activities:
Net (loss) income	$(420,048)	$2,132,353	$1,794,302
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(3,088,966)	(3,715,287)	(4,344,597)
Reduction of deferred underwriter fees	(328,474)	(328,474)	(328,474)
Changes in fair value of warrant liabilities	2,022,486	44,241	379,216
Issuance of FPA	308,114	308,114	308,114
Change in fair value of FPA	325,091	(308,114)	(308,114)
Interest expense – debt discount	28,515	134,931	413,944

Prepaid assets	(59,349)	(9,254)	16,081
Due to related party	30,000	96,826	23,966
Accounts payable and accrued expenses	944,041	1,213,199	1,335,939
Net cash used in operating activities	(238,590)	(431,465)	(709,623)

Cash flows from Investing Activities:
Extension payment deposit in Trust	(480,000)	(640,000)	(1,095,000)
Cash withdrawn for redemptions	273,112,312	273,112,312	294,254,572
Net cash used in investing activities	272,632,312	272,472,312	293,159,572

Cash flows from Financing Activities:
Redemption of ordinary shares	(273,112,312)	(273,112,312)	(294,254,572)
Proceeds from note payable-related party	250,000	250,000	250,000
Proceeds from subscription liability	480,000	755,944	1,560,944
Net cash provided by financing activities	(272,382,312)	(272,106,368)	(292,443,628)

Net Change in Cash	11,410	(65,521)	6,321
Cash, Beginning of period	86,401	86,401	86,401
Cash, End of period	$97,811	$20,880	$92,722
Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption	$3,568,966	$4,355,287	$5,439,596
Issuance of Subscription Shares	$256,635	$423,601	$914,776